Share-Based Compensation (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Stock options
Outstanding at the beginning of the period (in shares)	6,542,994	6,910,812	5,169,567
Granted	817,881	86,000	1,792,820
Exercised	0	0	0
Forfeited or cancelled	(32,300)	(453,818)	(51,575)
Outstanding at the end of the period	7,328,575	6,542,994	6,910,812
Vested and expected to vest at the end of the period (in shares)	7,328,575	6,542,994
Exercisable at the end of the period	6,531,394	6,483,744
Weighted Average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 4.23	$ 4.48	$ 4.58
Granted	0.50	0.84	4.17
Exercised	0	0	0
Forfeited or cancelled	(5.98)	(7.43)	(3.80)
Outstanding at the end of the period (in dollars per share)	3.81	4.23	$ 4.48
Vested and expected to vest at the end of the period	3.81	4.23
Exercisable at the end of the period	$ 4.01	$ 4.04
Weighted Average remaining contractual term
Outstanding as of December 31, 2015	4 years 1 month 13 days	4 years 5 months 26 days
Vested and expected to vest as of December 31, 2015	4 years 1 month 13 days	4 years 5 months 26 days
Exercisable as of December 31, 2015	3 years 5 months 8 days	4 years 5 months 8 days
Aggregate intrinsic Value
Exercised		$ 0	$ 0
Outstanding at the end of the period		0
Vested and expected to vest at the end of the period		0
Exercisable at the end of the period		$ 0